Management Incentive Plan - Additional Information (Detail) - Management Carve Out Plan	1 Months Ended	12 Months Ended
	Feb. 09, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 Plan
Incentive Distribution, Managing Member or General Partner [Abstract]
Number of incentive plans | Plan			2
Management incentive expense - nonrecourse loans issued | $	$ 0	$ 893,000